Revenues (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Revenues Abstract
Current contract assets relating to third-party software	R$ 95,871		R$ 15,102		R$ 2,071
Total contract assets	95,871	[1]	15,102	[1]	2,071
Contract liabilities relating to SaaS	1,672		1,291		1,847
Total contract liabilities	R$ 1,672		R$ 1,291		R$ 1,847

[1]	Amounts to be received for unbilled work during the year ended December 31, 2022 and 2021.